Exploration expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of exploration and evaluation expenses

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Geological and geophysical expenses	736	561	646

Total exploration expenses	736	561	646